Collateral receivables and collateral payables - Collateral receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Collateral receivables and collateral payables
Collateral receivables	$ 3,407	$ 14,414
BTC
Collateral receivables and collateral payables
Collateral receivables		2,289
ETH
Collateral receivables and collateral payables
Collateral receivables	124
USDC
Collateral receivables and collateral payables
Collateral receivables	2,936	$ 12,125
USDT
Collateral receivables and collateral payables
Collateral receivables	$ 347